BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the scope of consolidation and ownership interests

The table below sets out the subsidiaries included in the scope of consolidation and shows the Group’s ownership interests at 31 December 2021, 2020 and 2019:

Subsidiaries	2021	2020	2019

Evimiz (*)	—	100.00%	100.00%
Altıncı Cadde (*)	—	100.00%	100.00%
D-Ödeme	100.00%	100.00%	100.00%
D-Fast	100.00%	100.00%	100.00%
Hepsi Finansal	100.00%	—	—
(*)

The operations of Evimiz and Altıncı Cadde ceased on 4 September 2018 and 11 October 2019, respectively. Evimiz and Altıncı Cadde do not represent a material separate major line of business of the Group, consequently, they were not classified as discontinued operations as of 31 December 2020 and 2019. Altıncı Cadde and Evimiz companies have been merged under D-Fast on 27 August 2021.

Schedule of useful lives of property and equipment

Furniture and fixtures	5–10 years
Leasehold improvements	5 years
Motor vehicles	5 years

Schedule of useful lives of right of use assets

Useful lives

Buildings	2 – 5 years
Furniture and fixtures	4 – 5 years
Software and rights	3 – 15 years
Other	2 – 3 years